Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

The following table summarizes property, plant and equipment, net:

(Thousands)	Depreciable Lives	June 30, 2022	December 31, 2021
Land		$9,123	$9,150
Buildings	10 – 40 years	44,082	43,895
Leasehold improvements(1)		786	613
Plant equipment	3 – 15 years	89,951	88,155
Vehicles and transportation equipment	3 – 5 years	799	876
IT systems	3 – 7 years	2,454	2,453
Furniture and fixtures	3 – 10 years	2,929	2,746
Customer beverage equipment(2)	3 – 5 years	23,184	24,341
Lease right-of-use assets(3)		10	—
Construction in progress and equipment deposits		18,066	8,025
		191,384	180,254
Less: accumulated depreciation		(59,582)	(52,641)
Property, plant and equipment, net		$131,802	$127,613
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.
(3)	Lease right-of-use assets are amortized over the shorter of the useful life of the asset or the lease term.

Depreciation expense for the three and six months ended June 30, 2022 was $4.3 million and $8.5 million, respectively, and depreciation expense for the three and six months ended June 30, 2021 was $4.4 million and $9.0 million, respectively. Assets classified as construction in progress and equipment deposits are not depreciated, as they are not ready for production use. All assets classified as construction in progress and equipment deposits at June 30, 2022 are expected to be in production use.

Note 9. Property, Plant and Equipment, Net

The following table summarizes property, plant and equipment, net as of December 31, 2021 and 2020:

(Thousands)	Depreciable Lives	December 31, 2021	December 31, 2020
Land		$9,150	$8,010
Buildings	10 – 40 years	43,895	35,028
Leasehold improvements(1)		613	399
Plant equipment	3 – 15 years	88,155	74,363
Vehicles and transportation equipment	3 – 5 years	876	910
IT systems	3 – 7 years	2,453	2,195
Furniture and fixtures	3 – 10 years	2,746	2,318
Customer beverage equipment(2)	3 – 5 years	24,341	26,507
Construction in progress and equipment deposits		8,025	13,372
		180,254	163,102
Less: accumulated depreciation		(52,641)	(36,828)
Property, plant and equipment, net		$127,613	$126,274
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.

Depreciation expense for the years ended December 31, 2021 and 2020 was $18.8 million and $18.2 million, respectively. Assets classified as Construction in progress are not depreciated, as they are not ready for production use. All assets classified as construction in progress on December 31, 2021 are expected to be in production use.